Financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income
5 Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	2024	2023
Equity securities	2,562	1,885
Debt securities [1]	42,219	38,281
Loans and advances [1]	1,608	951
	46,389	41,116
[1]     Debt securities include an amount of EUR -12 million (2023: EUR -13 million) and the Loans and advances includes EUR -7 million (2023: EUR -8 million) of Loan loss provisions.
Exposure to equity securities

Equity securities designated as at fair value through other comprehensive income
	Carrying value	Carrying value	Dividend income	Dividend income
in EUR million	2024	2023	2024	2023
Investment in Bank of Beijing	2,241	1,590	101	98
Other Investments	321	295	16	8
	2,562	1,885	117	105
As at 31 December 2024 ING holds approximately 13% (2023: 13%) of the shares of Bank of Beijing, a bank listed on the stock exchange of Shanghai. The stake in Bank of Beijing is part of the Corporate Line segment. As per regulatory requirements set by the China Banking and Insurance Regulatory Commission, ING, as a shareholder holding more than 5% of the shares, is required to supply additional capital when necessary. No request for additional capital was received in 2024 (2023: nil).
Changes in fair value through other comprehensive income
The following table presents changes in financial assets at fair value through other comprehensive income.

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	1,885	1,887	39,231	29,739	41,116	31,625
Additions	11	28	21,080	19,967	21,091	19,995
Amortisation			77	31	77	31
Transfers and reclassifications		5	1		1	5
Changes in unrealised revaluations [2]	605	68	-96	657	509	725
Impairments			2	-1	2	-1
Reversals of impairments			-7	6	-7	6
Disposals and redemptions	-1	-2	-16,906	-11,912	-16,907	-11,913
Exchange rate differences	62	-100	443	751	506	651
Other changes				-6		-6
Closing balance	2,562	1,885	43,827	39,231	46,389	41,116
[1]Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
[2]Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognised in the statement of profit or loss. Reference is made to Note 19 'Equity' for details on the changes in revaluation reserve.

FVOCI equity securities
Exchange rate differences of EUR 62 million (31 December 2023: EUR -100 million) are mainly related to the stake in Bank of Beijing following the appreciation of CNY versus EUR. In 2024, changes in unrealised revaluations of equity securities are mainly related to a revaluation of the stake in Bank of Beijing of EUR 590 million (31 December 2023: EUR 77 million) following a change in the share price.
FVOCI debt instruments
In 2024, ING sold the remaining NNHB mortgages, amounting to EUR 263 million to Nationale Nederlanden. ING agreed in 2012 to transfer a portfolio of NNHB mortgages to NN as part of the required restructuring of ING Group by the European Commission after having received state support during the global financial crisis (2008). The majority of these mortgages were not sold immediately but only at the interest reset date of these mortgages.
In 2024, interest rates in the shorter and longer tenors decreased which resulted in changes in unrealised revaluations of debt securities of EUR -96 million. During 2023 interest rates in the longer tenors decreased significantly resulting in unrealised revaluations of EUR 657 million.
Reference is made to Note 6 'Debt securities' for details on ING Group’s total exposure to debt securities.